Material accounting policies - Schedule of Intangible Assets with Indefinite Useful Life (Details)	12 Months Ended
Dec. 31, 2024
ERP management reporting software system | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	5 years
ERP management reporting software system | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	7 years
Internally generated fuel cell intangible assets | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	3 years
Internally generated fuel cell intangible assets | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	5 years